Reconciliation of Statutory Federal Income Tax Rate to Company's Effective Tax Rate - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax provision (benefit) at U.S. statutory rate	35.00%	34.00%	(34.00%)
State income taxes, net of federal benefit	3.00%	4.00%	4.00%
Warrants		(1.00%)	31.00%
Permanent items	4.00%	8.00%
R&D credits		(1.00%)
Change in valuation allowance		(193.00%)	(8.00%)
Other	(2.00%)	1.00%
Provision (benefit) for tax	40.00%	(148.00%)	(7.00%)